Cover	Aug. 09, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amended Form 8-K”) amends the Current Report on Form 8-K furnished by OptimizeRx Corporation (the “Company”) on August 9, 2022 (the “Original Form 8-K”). The purpose of this Amended Form 8-K is to correct certain typographical errors contained in the press release furnished with the Original Form 8-K.
Document Period End Date	Aug. 09, 2022
Entity File Number	001-38543
Entity Registrant Name	OptimizeRx Corporation
Entity Central Index Key	0001448431
Entity Tax Identification Number	26-1265381
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	400 Water Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Rochester
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48307
City Area Code	248
Local Phone Number	651.6568
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	OPRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false